    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 2, 2001
--------------------------------------------------------------------------------

                                                             FILE NOS. 333-72017
                                                                       811-09227

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 7 /X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                              AMENDMENT NO. 16 /X/

               ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                         ALLSTATE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
              SENIOR VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                         ALLSTATE LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
            (Name, Address and Telephone Number of Agent for Service)


                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                         ANGELA M. KING, ESQUIRE
FREEDMAN, LEVY, KROLL & SIMONDS                  ALLSTATE LIFE INSURANCE COMPANY
1050 CONNECTICUT AVENUE, N.W.                    3100 SANDERS ROAD
SUITE 825                                        SUITE J5B
WASHINGTON, D.C. 20036-5366                      NORTHBROOK, IL 60062

Approximate date of proposed public offering:  Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
              (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on (date) pursuant to paragraph (b) of Rule 485

/X/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Allstate Life Insurance Company Separate Account A under deferred variable annuity contracts.

                                EXPLANATORY NOTE

Registrant is filing this post-effective amendment ("Amendment") for the purpose of adding the Earnings Protection Death Benefit Option ("new Option") to the Putnam Allstate Advisor and Putnam Allstate Advisor Apex deferred variable annuity contracts ("Contracts") described in the currently effective prospectuses and statements of additional information for the Contracts, each dated October 2, 2000, included in the registration statement. The new Option will be offered to new and existing Contract owners and may be selected on its own or in addition to any existing death or income benefit option. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

                         ALLSTATE LIFE INSURANCE COMPANY
               ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

                   SUPPLEMENT, DATED ___________, 2001, TO THE
                    PROSPECTUS DATED OCTOBER 2, 2000 FOR THE
                    PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITY


This supplement describes the Earnings Protection Death Benefit Option now available with the Putnam Allstate Advisor Variable Annuity Contract ("Contract"), offered by Allstate Life Insurance Company. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.


Your prospectus is amended as follows:


Page 2: Add the following to the Table of Contents after "Appendix C":

Appendix D                                  D-1


Page 3:  Add the following to the list of "Important Terms":

                                                              Page
Earnings Protection Death Benefit Option                      __
Excess of Earnings Withdrawal                                 __
In-Force Premium                                              __
In-Force Earnings                                             __


Page 4: Insert the following bullet after the first bullet under the heading "Expenses":

     - If you select the EARNINGS PROTECTION DEATH BENEFIT OPTION you would pay an additional mortality and expense risk charge of 0.20% or 0.35% (depending on the age of the oldest Owner and Annuitant on the date we receive the completed application or request to add the Option, whichever is later ("Rider Application Date"))


Page 5: Replace the paragraph under the heading "Death Benefits" with the following paragraph:

If you die before income payments begin, we will pay the death benefit described in the Contract. We also offer an Enhanced Beneficiary Protection Option and an Earnings Protection Death Benefit Option.


Page 7: Replace the table entitled "Variable Account Annual Expenses" with the following table:

-------------------------------------------------------------------------------------------------------------
                                                                                         With the Earnings
                                          With the Enhanced     With the Earnings        Protection Death
                        Basic Contract    Beneficiary           Protection Death         Benefit Option and
                                          Protection Option     Benefit Option           the Enhanced
                                                                                         Beneficiary
                                                                                         Protection Option
-------------------------------------------------------------------------------------------------------------
Mortality and Expense   1.25%             1.40%                 1.60%*                   1.75%*
-------------------------------------------------------------------------------------------------------------
Risk Charge
-------------------------------------------------------------------------------------------------------------
Total Variable          1.25%             1.40%                 1.60%                    1.75%
Account Annual
Expenses
-------------------------------------------------------------------------------------------------------------

* The mortality and expense risk charge shown for the Earnings Protection Death Benefit Option reflects a charge of 0.35% for the Option, assuming the age of the oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date. If the age of the oldest Owner and Annuitant is 65 or younger on the Rider Application Date, the charge for the Option is 0.20% and the mortality and expense risk charge would be lower by 0.15%.

Page 9:  Replace Example 1 with the following:

Example 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

     -    invested $1,000 in a Variable Sub-Account,
     -    earned a 5% annual return on your investment,
     - surrendered your Contract, or began receiving income payments for a specified period of less than 120 months, at the end of each time period,
     -    elect the Enhanced Beneficiary Protection Option,
     - elect the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date), and
     -    elect Retirement Income Guarantee Rider 2 (assuming Income Base B).

THE EXAMPLE ASSUMES THAT ANY FUND EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES ABOVE ARE IN EFFECT FOR THE TIME PERIODS PRESENTED BELOW. THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

                                                  1 Year          3 Years          5 Years          10 Years
                                                  ------          -------          -------          --------
Putnam American Government Income                   $92             $142             $195             $356
Putnam Asia Pacific Growth                          $94             $149             $206             $378
Putnam Capital Appreciation                         $92             $143             $196             $358
Putnam Diversified Income                           $91             $138             $189             $345
The George Putnam Fund                              $91             $140             $191             $350
Putnam Global Asset Allocation                      $91             $138             $188             $344
Putnam Global Growth                                $90             $137             $186             $340
Putnam Growth and Income                            $88             $130             $175             $317
Putnam Growth Opportunities                         $92             $142             $195             $356
Putnam Health Sciences                              $91             $140             $191             $350
Putnam High Yield                                   $90             $137             $186             $339
Putnam Income                                       $90             $135             $183             $334
Putnam International Growth                         $93             $146             $201             $368
Putnam International Growth and Income              $93             $144             $199             $364
Putnam International New Opportunities              $97             $157             $220             $404
Putnam Investors                                    $90             $136             $185             $338
Putnam Money Market                                 $88             $130             $174             $316
Putnam New Opportunities                            $89             $133             $179             $326
Putnam New Value                                    $91             $139             $190             $347

Putnam OTC & Emerging Growth                        $92             $142             $195             $356
Putnam Research                                     $91             $140             $192             $352
Putnam Small Cap Value                              $96             $154             $214             $393
Putnam Technology                                   $95             $151             $209             $384
Putnam Utilities Growth and Income                  $90             $136             $185             $338
Putnam Vista                                        $90             $137             $187             $342
Putnam Voyager                                      $89             $132             $178             $324
Putnam Voyager II                                   $93             $145             $200             $366


Page 10:  Replace Example 2 with the following:

Example 2

Same assumptions as Example 1 above, except that you decide not to surrender your Contract, or you begin receiving income payments for at least 120 months if under an Income Plan for a specified period, at the end of each period.

                                                  1 Year          3 Years          5 Years          10 Years
                                                  ------          -------          -------          --------
Putnam American Government Income                   $33             $100             $169             $356
Putnam Asia Pacific Growth                          $35             $106             $181             $378
Putnam Capital Appreciation                         $33             $100             $170             $358
Putnam Diversified Income                           $31             $96              $163             $345
The George Putnam Fund                              $32             $97              $166             $350
Putnam Global Asset Allocation                      $31             $96              $163             $344
Putnam Global Growth                                $31             $94              $161             $340
Putnam Growth and Income                            $28             $87              $149             $317
Putnam Growth Opportunities                         $33             $100             $169             $356
Putnam Health Sciences                              $32             $97              $166             $350
Putnam High Yield                                   $31             $94              $160             $339
Putnam Income                                       $30             $93              $158             $334
Putnam International Growth                         $34             $103             $175             $368
Putnam International Growth and Income              $33             $102             $173             $364
Putnam International New Opportunities              $38             $115             $194             $404
Putnam Investors                                    $31             $94              $160             $338
Putnam Money Market                                 $28             $87              $149             $316
Putnam New Opportunities                            $29             $90              $154             $326
Putnam New Value                                    $31             $96              $164             $347
Putnam OTC & Emerging Growth                        $33             $100             $169             $356
Putnam Research                                     $32             $98              $167             $352
Putnam Small Cap Value                              $37             $111             $189             $393
Putnam Technology Fund                              $35             $108             $184             $384
Putnam Utilities Growth and Income                  $31             $94              $160             $338
Putnam Vista                                        $31             $95              $162             $342
Putnam Voyager                                      $29             $89              $153             $324
Putnam Voyager II                                   $34             $103             $174             $366

Please remember that you are looking at examples and not a representation of past or future expenses. Your actual expenses may be lower or greater than those shown above. Similarly, your rate of return may be lower or greater than 5%, which is not guaranteed. The above examples assume the election of the Enhanced Beneficiary Protection Option, the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date), and the Retirement Income Guarantee Rider 2 and that Income Base B is applied. If any or all of these features were not elected, the expense figures shown above would be slightly lower. To reflect the contract maintenance charge in the examples, we estimated an equivalent percentage charge, based on an assumed average Contract size of $45,000. If the actual average Contract size of $57,320 were used, no contract maintenance charge would be applicable, and the expense figures shown above would be slightly lower.


Page 12: Replace the last sentence of the second paragraph under the heading "Contract Owner" with the following sentence:

If you select the Enhanced Beneficiary Protection Option, Earnings Protection Death Benefit Option or a Retirement Income Guarantee Rider, the maximum age of any Owner on the Rider Application Date is 75.


Page 12: Replace the last sentence of the first paragraph under the heading "Annuitant" with the following sentence:

If you select the Enhanced Beneficiary Protection Option, Earnings Protection Death Benefit Option or a Retirement Income Guarantee Rider, the maximum age of any Annuitant on the Rider Application Date is 75.


Page 14: Replace the last sentence of the third paragraph under the heading "Accumulation Unit Value" with the following:

We also determine separate sets of Accumulation Unit Values that reflect the cost of the Enhanced Beneficiary Protection Option, the Earnings Protection Death Benefit Option, and the Enhanced Beneficiary Protection Option together with the Earnings Protection Death Benefit Option.


Page 18: Insert the following at the end of the first paragraph under the heading "Mortality and Expense Risk Charge":

If you select the Earnings Protection Death Benefit Option, the mortality and expense risk charge will include an additional 0.20% for the Option if, on the Rider Application Date, both the oldest Owner and Annuitant are age 65 or younger, and an additional 0.35% for the Option if, on the Rider Application Date, either the oldest Owner or Annuitant is over age 65 and both are 75 or younger. We charge the additional fees for the Enhanced Beneficiary Protection Option and the Earnings Protection Death Benefit Option to compensate us for the additional risk that we accept by providing the Options.

Page 18: Replace the last two sentences of the second paragraph under the heading "Mortality and Expense Risk Charge," with the following:

Allstate reserves the right to raise the charge for the Earnings Protection Death Benefit Option to up to 0.30% if the oldest Owner and Annuitant are age 65 or younger on the Rider Application Date, and up to 0.50% if either the oldest Owner or Annuitant is over age 65 and both are 75 or younger on the Rider Application Date. However, once the Enhanced Beneficiary Protection Option or the Earnings Protection Death Benefit Option is in effect, Allstate cannot change the fee that applies to your Contract for such Option, except upon a spousal continuation of the Contract, as described under "Death Benefit Payments".


Page 26: Insert the following section at the end of the section entitled "Death Benefit Amount":

EARNINGS PROTECTION DEATH BENEFIT OPTION

If the oldest Contract Owner and Annuitant are age 75 or younger as of the Rider Application Date, you may elect the Earnings Protection Death

Benefit Option. You may elect the Earnings Protection Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. We will issue a rider to your Contract if you elect the Earnings Protection Death Benefit Option. The Earnings Protection Death Benefit Option may not be available in all states. We may discontinue the offering of this Option at any time. The Earnings Protection Death Benefit Option and the daily charge for the Option will terminate upon the change of Contract Owner or Annuitant for reasons other than death.

Under the Earnings Protection Death Benefit Option, if the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, the death benefit is increased by:

     - the lesser of 100% of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant, or 40% of In-Force Earnings.

If the oldest Contract Owner or Annuitant is over age 65 and both are age 75 or younger on the Rider Application Date, the death benefit is increased by:

     - the lesser of 50% of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant, or 25% of In-Force Earnings.

For the purpose of calculating the Earnings Protection Death Benefit, the following definitions apply:

      IN-FORCE PREMIUM equals the Contract Value on the date the Earnings Protection Death Benefit Option is made a part of the Contract ("RIDER DATE") plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

      IN-FORCE EARNINGS equals the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

      An EXCESS-OF-EARNINGS WITHDRAWAL is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Earnings Protection Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Earnings Protection Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Earnings Protection Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Earnings Protection Death Benefit Option may not be appropriate. For purposes of calculating the Earnings Protection Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your sales representative can help you decide if the Earnings Protection Death Benefit Option is right for you.

For examples of how the death benefit is calculated under the Earnings Protection Death Benefit Option, see Appendix D.


Page 27: Insert the following after the fifth paragraph under the heading "Death of Contract Owner":

If you elected the Earnings Protection Death Benefit Option, and your spouse continues the Contract as described above, the Earnings Protection Death Benefit Option and the daily charge for this Option will terminate if the oldest new Contract Owner and Annuitant are over age 75 on the date the Contract is continued, or if the new Contract Owner elects to terminate the Option. If the Earnings Protection Death

Benefit Option is not terminated, on the date the Contract is continued, the Rider Date will be reset to the date the Contract is continued. The age of the oldest Contract Owner and Annuitant under the continued Contract as of the new Rider Date will be used to determine the Earnings Protection Death Benefit after the new Rider Date. Also, the age of the oldest Contract Owner and Annuitant under the continued Contract as of the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date.


Page 27: Insert the following after the third paragraph under the heading "Death of Annuitant":

The Earnings Protection Death Benefit Option will terminate upon the death of the Annuitant unless you continue the Contract as described above. If the Contract is continued, then this Option will continue with the original Rider Date, the original rates for calculating the Earnings Protection Death Benefit, and the original mortality and expense risk charge. If the oldest Contract Owner or Annuitant was over age 65 on the Rider Application Date and you continue the Contract, you will continue with the higher mortality and expense risk charge (0.35%) and lower Earnings Protection Death Benefit associated with those ages. Therefore, it may not be to your advantage to continue the Contract with this Option if the Contract Owner and new Annuitant are younger than age 66. Your sales representative can help you decide whether to select the Option and/or continue the Contract with this Option.

Page 32: Insert the following after the second paragraph under the heading "Tax Qualified Contracts":

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit a death benefit, including that provided by the optional Earnings Protection Death Benefit, from being provided under the Contracts when we issue the Contracts as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, it is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the contract would not be viewed as satisfying the requirements of an IRA.

It is also possible that the Earnings Protection Death Benefit could be characterized as an incidental death benefit. If the Earnings Protection Death Benefit were so characterized, this could result in currently taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.


Page C-2: Add the following sentence to the end of the first asterisked statement appearing at the end of Appendix C:

In addition, no separate Accumulation Unit Values reflecting the Earnings Protection Death Benefit Option are shown as that Option was not offered until ____________, 2001.


Insert the following as Appendix D at new page D-1:


                                   APPENDIX D

             CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT RIDER

EXAMPLE 1:

Assume that the oldest Owner or Annuitant is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

The calculation is:

 (A)   Contract Value:                                              $125,000.00
 (B)   Total Purchase                                               $100,000.00
       Payments:
 (C)   Total Excess-of-Earnings Withdrawals:                              $0.00
 (D)   In-Force                                                     $100,000.00
       Premium:
 (E)   In-Force                 (E) = (A) - (D)                      $25,000.00
       Earnings:
 (F)   Cap:                     (F) = 100% * (D)                    $100,000.00
--------------------------------------------------------------------------------
 (G)   EARNINGS                 (G) = MIN[40% * (E); (F)]            $10,000.00
       PROTECTION
       DEATH
       BENEFIT*:
--------------------------------------------------------------------------------


* If the oldest Owner and Annuitant had been between the ages of 66 and 75 on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2:

     Assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

 (1)   Contract Value:                                              $105,000.00
 (2)   Total Purchase :                                             $100,000.00
       Payments
 (3)   Prior Excess-of-Earnings Withdrawals:                              $0.00
 (4)   In-Force                                                     $100,000.00
       Premium:
 (5)   In-Force Earnings:       (5) = (1) - (4)                       $5,000.00
 (6)   Withdrawal                                                    $10,000.00
       Amount:
 (7)   Excess-of-Earnings       (7) = (6) - (5) and cannot be         $5,000.00
       Withdrawal:              negative
 (8)   Total Excess-of-         (8) = (3) + (7)                       $5,000.00
       Earnings
       Withdrawals:

The calculation of the Earnings Protection Death Benefit is:

 (A)   Contract Value:                                              $114,000.00
 (B)   In-Force Premium (before withdrawal):                        $100,000.00
 (C)   Total Excess-of-Earnings Withdrawals:                          $5,000.00
 (D)   In-Force Premium (after withdrawal):                          $95,000.00
 (E)   In-Force Earnings:       (E) = (A) - (D)                      $19,000.00
 (F)   Cap:                     (F) = 100% * (D)                     $95,000.00
--------------------------------------------------------------------------------
 (G)   EARNINGS                 (G) = MIN[40% * (E); (F)]             $7,600.00
       PROTECTION
       DEATH
       BENEFIT*:
--------------------------------------------------------------------------------


* If the oldest Owner and Annuitant had been between the ages of 66 and 75 on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

EXAMPLE 3:

     This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Owner or Annuitant is age 70 on the Rider Application Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Earnings Protection Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Two years later, the Owner dies with a Contract Value of $140,000 on the date Allstate receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:

 (1)   Contract Value:                                              $130,000.00
 (2)   Contract Value on Rider Date:                                $110,000.00
 (3)   Prior Excess-of-Earnings Withdrawals:                              $0.00
 (4)   In-Force                                                     $110,000.00
       Premium:
 (5)   In-Force Earnings:       (5) = (1) - (4)                      $20,000.00
 (6)   Withdrawal                                                    $50,000.00
       Amount:
 (7)   Excess-of-Earnings       (7) = (6) - (5) and cannot be        $30,000.00
       Withdrawal:              negative
       Total
 (8)   Excess-of-               (8) = (3) + (7)                      $30,000.00
       Earnings
       Withdrawals:

The calculation of the Earnings Protection Death Benefit is:

 (A)   Contract Value:                                              $140,000.00

 (B)   In-Force Premium (before withdrawal and                      $110,000.00
       purchase payment):
 (C)   Total Excess-of-Earnings Withdrawals:                         $30,000.00
 (D)   Additional Purchase Payment:                                  $40,000.00
 (E)   In-Force Premium (after withdrawal and purchase              $120,000.00
       payment):
 (F)   In-Force Earnings:       (F) = (A) - (E)                      $20,000.00
 (G)   Cap:                     (G) = 50% * (E)                      $60,000.00
--------------------------------------------------------------------------------
 (H)   EARNINGS                 (H) = MIN[25% * (F); (G)]             $5,000.00
       PROTECTION
       DEATH
       BENEFIT*:
--------------------------------------------------------------------------------


* If the oldest Owner and Annuitant had been 65 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).

                         ALLSTATE LIFE INSURANCE COMPANY
               ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

                 SUPPLEMENT, DATED ______________, 2001, TO THE
                    PROSPECTUS DATED OCTOBER 2, 2000 FOR THE:
                    PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITY
                  PUTNAM ALLSTATE ADVISOR APEX VARIABLE ANNUITY



This supplement describes the Earnings Protection Death Benefit Option now available with the Putnam Allstate Advisor and Putnam Allstate Advisor Apex Variable Annuity Contracts (each, a "Contract"), offered by Allstate Life Insurance Company. Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.


Your prospectus is amended as follows:

Page 2: Insert the following to the Table of Contents after "Appendix D":

Appendix E                                  E-1


Page 3:  Add the following to the list of "Important Terms":

                                                              Page
Earnings Protection Death Benefit Option                      __
Excess of Earnings Withdrawal                                 __
In-Force Premium                                              __
In-Force Earnings                                             __


Page 5: Insert the following bullet after the first bullet under the subheading "All Contracts" under the heading "Expenses":

     - If you select the EARNINGS PROTECTION DEATH BENEFIT OPTION you would pay an additional mortality and expense risk charge of 0.20% or 0.35% (depending on the age of the oldest Owner and Annuitant on the date we receive the completed application or request to add the Option, whichever is later ("Rider Application Date"))


Page 6: Replace the paragraph under the heading "Death Benefits" with the following paragraph:

If you die before income payments begin, we will pay the death benefit described in the Contract. We also offer an Enhanced Beneficiary Protection Option and an Earnings Protection Death Benefit Option.


Page 9: Replace the table entitled "Variable Account Annual Expenses" with the following tables:

Putnam Allstate Advisor

-------------------------------------------------------------------------------------------------------------
                                                                                         With the Earnings
                                              With the Enhanced    With the Earnings     Protection Death
                         Basic Contract       Beneficiary          Protection Death      Benefit Option and
                                              Protection Option    Benefit Option        the Enhanced
                                                                                         Beneficiary
                                                                                         Protection Option
-------------------------------------------------------------------------------------------------------------
Mortality and Expense   1.25%                 1.40%*               1.60%                 1.75%*
Risk Charge
-------------------------------------------------------------------------------------------------------------
Total Variable          1.25%                 1.40%                1.60%                 1.75%
Account Annual
Expenses
-------------------------------------------------------------------------------------------------------------

Putnam Allstate Advisor Apex

-------------------------------------------------------------------------------------------------------------
                                                                                         With the Earnings
                                              With the Enhanced     With the Earnings    Protection Death
                         Basic Contract       Beneficiary           Protection Death     Benefit Option and
                                              Protection Option     Benefit Option       the Enhanced
                                                                                         Beneficiary
                                                                                         Protection Option
-------------------------------------------------------------------------------------------------------------
Mortality and Expense   0.80%                 0.95%                 1.15%*               1.30%*
Risk Charge
-------------------------------------------------------------------------------------------------------------
Total Variable          0.80%                 0.95%                 1.15%                1.30%
Account Annual
Expenses
-------------------------------------------------------------------------------------------------------------


* The mortality and expense risk charge shown for the Earnings Protection Death Benefit Option reflects a charge of 0.35% for the Option, assuming the age of the oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date. If the age of the oldest Owner and Annuitant is 65 or younger on the Rider Application Date, the charge for the Option is 0.20% and the mortality and expense risk charge would be lower by 0.15%.


Page 11:  Replace Example 1 with the following:

Example 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

     -    invested $1,000 in a Variable Sub-Account,
     -    earned a 5% annual return on your investment,
     - surrendered your Contract, or began receiving income payments for a specified period of less than 120 months, at the end of each time period (no withdrawal charge is included in the calculations for the Putnam Allstate Advisor Apex Contracts because no withdrawal charge applies after one year),
     -    elect the Enhanced Beneficiary Protection Option,
     - elect the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date), and
     -    elect Retirement Income Guarantee Rider 2 (assuming Income Base B).

THE EXAMPLE ASSUMES THAT ANY FUND EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES ABOVE ARE IN EFFECT FOR THE TIME PERIODS PRESENTED BELOW. THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

                                            Putnam Allstate                             Putnam Allstate
                                               ADVISOR                                  ADVISOR APEX

                                      1 Year     3 Years     5 Years    10 Years   1 Year   3 Years   5 Years  10 Years
                                      ------     -------     -------    --------   ------   -------   -------  --------
Putnam American Government Income      $92        $142         $195       $356      $83      $137      $194      $348
Putnam Asia Pacific Growth             $94        $149         $206       $378      $86      $144      $205      $370
Putnam Capital Appreciation            $92        $143         $196       $358      $84      $138      $195      $350
Putnam Diversified Income              $91        $138         $189       $345      $82      $134      $188      $337

The George Putnam Fund                 $91        $140         $191       $350      $83      $135      $190      $342
Putnam Global Asset Allocation         $91        $138         $188       $344      $82      $133      $187      $336
Putnam Global Growth                   $90        $137         $186       $340      $82      $132      $185      $332
Putnam Growth and Income               $88        $130         $175       $317      $79      $125      $174      $310
Putnam Growth Opportunities            $92        $142         $195       $356      $83      $137      $194      $348
Putnam Health Sciences                 $91        $140         $191       $350      $83      $135      $190      $342
Putnam High Yield                      $90        $137         $186       $339      $82      $132      $185      $331
Putnam Income                          $90        $135         $183       $334      $81      $130      $182      $326
Putnam International Growth            $93        $146         $201       $368      $85      $141      $199      $360
Putnam International Growth and
Income                                 $93        $144         $199       $364      $84      $139      $197      $356
Putnam International New
Opportunities                          $97        $157         $220       $404      $88      $152      $218      $396
Putnam Investors                       $90        $136         $185       $338      $82      $132      $184      $330
Putnam Money Market                    $88        $130         $174       $316      $79      $125      $174      $309
Putnam New Opportunities               $89        $133         $179       $326      $80      $128      $179      $318
Putnam New Value                       $91        $139         $190       $347      $82      $134      $189      $339
Putnam OTC & Emerging Growth           $92        $142         $195       $356      $83      $137      $194      $348
Putnam Research                        $91        $140         $192       $352      $83      $136      $191      $344
Putnam Small Cap Value                 $96        $154         $214       $393      $87      $148      $212      $385
Putnam Technology                      $95        $151         $209       $384      $86      $145      $207      $375
Putnam Utilities Growth and Income     $90        $136         $185       $338      $82      $132      $184      $330
Putnam Vista                           $90        $137         $187       $342      $82      $133      $186      $334
Putnam Voyager                         $89        $132         $178       $324      $80      $127      $178      $316
Putnam Voyager II                      $93        $145         $200       $366      $84      $140      $198      $358

Page 12:  Replace Example 2 with the following:

Example 2

Same assumptions as Example 1 above, except that you decide not to surrender your Contract, or you begin receiving income payments for at least 120 months if under an Income Plan for a specified period, at the end of each period.


                                            Putnam Allstate                             Putnam Allstate
                                               ADVISOR                                  ADVISOR APEX

                                      1 Year     3 Years     5 Years    10 Years   1 Year   3 Years   5 Years  10 Years
                                      ------     -------     -------    --------   ------   -------   -------  --------
Putnam American Government Income       $33        $100        $169       $356       $83      $137      $194     $348
Putnam Asia Pacific Growth              $35        $106        $181       $378       $86      $144      $205     $370
Putnam Capital Appreciation             $33        $100        $170       $358       $84      $138      $195     $350
Putnam Diversified Income               $31         $96        $163       $345       $82      $134      $188     $337
The George Putnam Fund                  $32         $97        $166       $350       $83      $135      $190     $342
Putnam Global Asset Allocation          $31         $96        $163       $344       $82      $133      $187     $336
Putnam Global Growth                    $31         $94        $161       $340       $82      $132      $185     $332
Putnam Growth and Income                $28         $87        $149       $317       $79      $125      $174     $310
Putnam Growth Opportunities             $33        $100        $169       $356       $83      $137      $194     $348
Putnam Health Sciences                  $32         $97        $166       $350       $83      $135      $190     $342
Putnam High Yield                       $31         $94        $160       $339       $82      $132      $185     $331
Putnam Income                           $30         $93        $158       $334       $81      $130      $182     $326
Putnam International Growth             $34        $103        $175       $368       $85      $141      $199     $360
Putnam International Growth and         $33        $102        $173       $364       $84      $139      $197     $356

Income
Putnam International New                $38        $115        $194       $404       $88      $152      $218     $396
Opportunities
Putnam Investors                        $31         $94        $160       $338       $82      $132      $184     $330
Putnam Money Market                     $28         $87        $149       $316       $79      $125      $174     $309
Putnam New Opportunities                $29         $90        $154       $326       $80      $128      $179     $318
Putnam New Value                        $31         $96        $164       $347       $82      $134      $189     $339
Putnam OTC & Emerging Growth            $33        $100        $169       $356       $83      $137      $194     $348
Putnam Research                         $32         $98        $167       $352       $83      $136      $191     $344
Putnam Small Cap Value                  $37        $111        $189       $393       $87      $148      $212     $385
Putnam Technology                       $35        $108        $184       $384       $86      $145      $207     $375
Putnam Utilities Growth and Income      $31         $94        $160       $338       $82      $132      $184     $330
Putnam Vista                            $31         $95        $162       $342       $82      $133      $186     $334
Putnam Voyager                          $29         $89        $153       $324       $80      $127      $178     $316
Putnam Voyager II                       $34        $103        $174       $366       $84      $140      $198     $358

Please remember that you are looking at examples and not a representation of past or future expenses. Your actual expenses may be lower or greater than those shown above. Similarly, your rate of return may be lower or greater than 5%, which is not guaranteed. The above examples assume the election of the Enhanced Beneficiary Protection Option, the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date), and the Retirement Income Guarantee Rider 2 and that Income Base B is applied. If any or all of these features were not elected, the expense figures shown above would be slightly lower. To reflect the contract maintenance charge in the examples (for Putnam Allstate Advisor Contracts only), we estimated an equivalent percentage charge, based on an assumed average Contract size of $45,000. If the actual average Contract size of $57,320 were used, no contract maintenance charge would be applicable, and the expense figures shown above would be slightly lower. The figures for the Putnam Allstate Advisor Apex contract assume a 5.75% sales charge.

Page 14: Replace the last sentence of the second paragraph under the heading "Contract Owner" with the following sentence:

If you select the Enhanced Beneficiary Protection Option, Earnings Protection Death Benefit Option or a Retirement Income Guarantee Rider, the maximum age of any Owner on the Rider Application Date is 75.

Page 14: Replace the last sentence of the first paragraph under the heading "Annuitant" with the following sentence:

If you select the Enhanced Beneficiary Protection Option, Earnings Protection Death Benefit Option or a Retirement Income Guarantee Rider, the maximum age of any Annuitant on the Rider Application Date is 75.

Page 16: Replace the last sentence of the third paragraph under the heading "Accumulation Unit Value" with the following:

We also determine separate sets of Accumulation Unit Values for each Contract that reflect the cost of the Enhanced Beneficiary Protection Option, the Earnings Protection Death Benefit Option, and the Enhanced Beneficiary Protection Option together with the Earnings Protection Death Benefit Option.


Page 21: Insert the following at the end of the first paragraph under the heading "Mortality and Expense Risk Charge":

If you select the Earnings Protection Death Benefit Option, the mortality and expense risk charge will include an additional 0.20% for the Option if, on the Rider Application Date, both the oldest Owner and Annuitant are age 65 or younger, and an additional 0.35% for the Option if, on the Rider Application Date, either the oldest Owner or Annuitant is over age 65 and both are 75 or younger. We charge the additional fees for the Enhanced Beneficiary Protection Option and the Earnings Protection Death Benefit Option to compensate us for the additional risk that we accept by providing the Options.

Page 21: Replace the last two sentences of the second paragraph under the heading "Mortality and Expense Risk Charge," with the following:

Allstate reserves the right to raise the charge for the Earnings Protection Death Benefit Option to up to 0.30% if the oldest Owner and Annuitant are age 65 or younger on the Rider Application Date, and up to 0.50% if either the oldest Owner or Annuitant is over age 65 and both are 75 or younger on the Rider Application Date. However, once the Enhanced Beneficiary Protection Option or the Earnings Protection Death Benefit Option is in effect, Allstate cannot change the fee that applies to your Contract for such Option, except upon a spousal continuation of the Contract, as described under "Death Benefit Payments."

Page 30: Insert the following section at the end of the section entitled "Death Benefit Amount":

EARNINGS PROTECTION DEATH BENEFIT OPTION

If the oldest Contract Owner and Annuitant are age 75 or younger as of the Rider Application Date, you may elect the Earnings Protection Death Benefit Option. You may elect the Earnings Protection Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. We will issue a rider to your Contract if you elect the Earnings Protection Death Benefit Option. The Earnings Protection Death Benefit Option may not be available in all states. We may discontinue the offering of this Option at any time. The Earnings Protection Death Benefit Option and the daily charge for the Option will terminate upon the change of Contract Owner or Annuitant for reasons other than death.

Under the Earnings Protection Death Benefit Option, if the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, the death benefit is increased by:

- the lesser of 100% of In-Force Premium, excluding purchase payments (net purchase payments in the case of PUTNAM ALLSTATE ADVISOR APEX Contracts) made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant, or 40% of In-Force Earnings.

If the oldest Contract Owner or Annuitant is over age 65 and both are age 75 or younger on the Rider Application Date, the death benefit is increased by:

- the lesser of 50% of In-Force Premium, excluding purchase payments(net purchase payments in the case of PUTNAM ALLSTATE ADVISOR APEX Contracts) made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant, or 25% of In-Force Earnings.

For the purpose of calculating the Earnings Protection Death Benefit, the following definitions apply:

      IN-FORCE PREMIUM equals the Contract Value on the date the Earnings Protection Death Benefit Option is made a part of the Contract ("RIDER DATE") plus all purchase payments (net purchase payments in the case of PUTNAM ALLSTATE ADVISOR APEX Contracts) after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment (net purchase payment in the case of PUTNAM ALLSTATE ADVISOR APEX Contracts).

      IN-FORCE EARNINGS equals the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

      An EXCESS-OF-EARNINGS WITHDRAWAL is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Earnings Protection Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Earnings Protection Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Earnings Protection Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Earnings Protection Death Benefit Option may not be appropriate. For purposes of calculating the Earnings Protection Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your sales representative can help you decide if the Earnings Protection Death Benefit Option is right for you.

For examples of how the death benefit is calculated under the Earnings Protection Death Benefit Option, see Appendix E.

Page 31: Insert the following after the fifth paragraph under the heading "Death of Contract Owner":

If you elected the Earnings Protection Death Benefit Option, and your spouse continues the Contract as described above, the Earnings Protection Death Benefit Option and the daily charge for this Option will terminate if the oldest new Contract Owner and Annuitant are over age 75 on the date the Contract is continued, or if the new Contract Owner elects to terminate the Option. If the Earnings Protection Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date will be reset to the date the Contract is continued. The age of the oldest Contract Owner and Annuitant under the continued Contract as of the new Rider Date will be used to determine the Earnings Protection Death Benefit after the new Rider Date. Also, the age of the oldest Contract Owner and Annuitant under the continued Contract as of the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date.

Page 32: Insert the following after the third paragraph under the heading "Death of Annuitant":

The Earnings Protection Death Benefit Option will terminate upon the death of the Annuitant unless you continue the Contract as described above. If the Contract is continued, then this Option will continue with the original Rider Date, the original rates for calculating the Earnings Protection Death Benefit, and the original mortality and expense risk charge. If the oldest Contract Owner or Annuitant was over age 65 on the Rider Application Date and you continue the Contract, you will continue with the higher mortality and expense risk charge (0.35%) and lower Earnings Protection Death Benefit associated with those ages. Therefore, it may not be to your advantage to continue the Contract with this Option if the Contract Owner and new Annuitant are younger than age 66. Your sales representative can help you decide whether to select the Option and/or continue the Contract with this Option.

Page 36: Insert the following after the second paragraph under the heading "Tax Qualified Contracts":

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit a death benefit, including that provided by the optional Earnings Protection Death Benefit, from being provided under the Contracts when we issue the Contracts as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, it is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the contract would not be viewed as satisfying the requirements of an IRA.

It is also possible that the Earnings Protection Death Benefit could be characterized as an incidental death benefit. If the Earnings Protection Death Benefit were so characterized, this could result in currently taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Page C-2: Add the following sentence to the end of the first asterisked statement appearing at the end of the first table in Appendix C:

In addition, no separate Accumulation Unit Values reflecting the Earnings Protection Death Benefit Option are shown as that Option was not offered until ____________, 2001.

Page C-4: Add the following sentence to the end of the first asterisked statement appearing at the end of Appendix C:

In addition, no separate Accumulation Unit Values reflecting the Earnings Protection Death Benefit Option are shown as that Option was not offered until ____________, 2001.

Insert the following as Appendix E at new page E-1:

                                           APPENDIX E

                     CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT OPTION*

EXAMPLE 1:

Assume that the oldest Owner or Annuitant is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

The calculation is:

                                                                           Advisor             Apex
 (A)  Contract
      Value:                                                                 $125,000.00      $125,000.00
 (B)  Total Purchase Payments:                                               $100,000.00      $100,000.00
 (C)  Total Excess-of-Earnings Withdrawals:                                        $0.00            $0.00
 (D)  In-Force Premium**:                                                    $100,000.00       $96,500.00
 (E)  In-Force Earnings:           (E) = (A) - (D)                            $25,000.00       $28,500.00
 (F)  Cap:                         (F) = 100% * (D)                          $100,000.00       $96,500.00
----------------------------------------------------------------------------------------------------------
 (G)  EARNINGS                     (G) = MIN[40% * (E); (F)]                  $10,000.00       $11,400.00
      PROTECTION
      DEATH
      BENEFIT***:
----------------------------------------------------------------------------------------------------------

* For purposes of illustrating the Calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for both Contracts, net of applicable fees and charges. For Putnam Allstate Advisor Apex Contract, the Purchase Payment
Values and Earnings Protection Death Benefit Values shown above are based on gross purchase payments (for the Maximum Anniversary Value, see the prospectus.) Actual death benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.
** In-Force Premium for the Apex product is defined as Net Purchase Payments, as defined in the contract.
*** If the oldest Owner and Annuitant had been between the ages of 66 and 75 on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00 for Putnam Allstate Advisor; $7,125.00 for Putnam Allstate Advisor Apex).

EXAMPLE 2:

     Assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

                                                                             Advisor          Apex
 (1)  Contract
      Value:                                                                 $105,000.00      $105,000.00
 (2)  Total Purchase Payments:                                               $100,000.00      $100,000.00
 (3)  Prior Excess-of-Earnings Withdrawals:                                        $0.00            $0.00
 (4)  In-Force Premium**:                                                    $100,000.00       $96,500.00
 (5)  In-Force Earnings:           (5) = (1) - (4)                             $5,000.00        $8,500.00
 (6)  Withdrawal Amount:                                                      $10,000.00       $10,000.00
      Excess-of-Earnings           (7) = (6) - (5) and cannot be
 (7)  Withdrawal:                  negative                                    $5,000.00        $1,500.00
      Total Excess-of-Earnings
 (8)  Withdrawals:                 (8) = (3) + (7)                             $5,000.00        $1,500.00

The calculation of the Earnings
Protection

 (A)  Contract
      Value:                                                                 $114,000.00      $114,000.00
 (B)  In-Force Premium** (before withdrawal):                                $100,000.00       $96,500.00
 (C)  Total Excess-of-Earnings Withdrawals:                                    $5,000.00        $1,500.00
 (D)  In-Force Premium** (after withdrawal):                                  $95,000.00       $95,000.00
 (E)  In-Force Earnings:           (E) = (A) - (D)                            $19,000.00       $19,000.00
 (F)  Cap:                         (F) = 100% * (D)                           $95,000.00       $95,000.00
----------------------------------------------------------------------------------------------------------
 (G)  EARNINGS PROTECTION
      DEATH BENEFIT***:            (G) = MIN[40% * (E); (F)]                   $7,600.00        $7,600.00
----------------------------------------------------------------------------------------------------------

* For purposes of illustrating the Calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for both Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract. For Putnam Allstate Advisor Apex Contract, the Purchase Payment Values and Earnings Protection Death Benefit Values shown above are based on gross purchase payments (for the Maximum Anniversary Value, see the Prospectus.) Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.
** In-Force Premium for the Apex product is defined as Net Purchase Payments, as defined in the Contract.
*** If the oldest Owner and Annuitant had been between the ages of 66 and 75 on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00 for Putnam Allstate Advisor; $4,750.00 for Putnam Allstate Advisor Apex).

EXAMPLE 3:

     This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. Assume that The oldest Owner or Annuitant is age 70 on the Rider Application Date. At the time The Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Earnings Protection Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Two years later, the Owner dies with a Contract Value of $140,000 on the date Allstate receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings
Withdrawals is:

                                                                             Advisor          Apex
 (1)  Contract
      Value:                                                                 $130,000.00      $130,000.00
      Contract Value on Rider
 (2)  Date:                                                                  $110,000.00      $110,000.00
 (3)  Prior Excess-of-Earnings Withdrawals:                                        $0.00            $0.00
 (4)  In-Force Premium**:                                                    $110,000.00      $110,000.00
 (5)  In-Force Earnings:           (5) = (1) - (4)                            $20,000.00       $20,000.00
 (6)  Withdrawal Amount:                                                      $50,000.00       $50,000.00
      Excess-of-Earnings           (7) = (6) - (5) and cannot be
 (7)  Withdrawal:                  negative                                   $30,000.00       $30,000.00
      Total Excess-of-Earnings
 (8)  Withdrawals:                 (8) = (3) + (7)                            $30,000.00       $30,000.00

The calculation of the Earnings
Protection Death Benefit is:

 (A)  Contract
      Value:                                                                 $140,000.00      $140,000.00
 (B)  In-Force Premium** (before withdrawal and purchase payment):           $110,000.00      $110,000.00
 (C)  Total Excess-of-Earnings Withdrawals:                                   $30,000.00       $30,000.00
 (D)  Additional Purchase Payment:                                            $40,000.00       $40,000.00
 (E)  In-Force Premium** (after withdrawal and purchase payment):            $120,000.00      $118,600.00
 (F)  In-Force Earnings:           (F) = (A) - (E)                            $20,000.00       $21,400.00
 (G)  Cap:                         (G) = 50% * (E)                            $60,000.00       $59,300.00
----------------------------------------------------------------------------------------------------------
 (H)  EARNINGS                     (H) = MIN[25% * (F); (G)]                   $5,000.00        $5,350.00
      PROTECTION
      DEATH
      BENEFIT***:
----------------------------------------------------------------------------------------------------------

*  For purposes of illustrating the Calculation of Earnings Protection Death
Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for both Contracts, net of applicable fees and charges. For Putnam Allstate Advisor Apex Contract, the Purchase Payment
Values and Earnings Protection Death Benefit Values shown above are based on gross purchase payments (for the Maximum Anniversary Value, see the Prospectus.) Actual death benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.
** In-Force Premium for the Apex product is defined as Net Purchase Payments, as defined in the Contract.
*** If the oldest Owner and Annuitant had been 65 or younger on the Rider
Application Date, the Earnings Protection Death Benefit would be 40% of the
In-Force Earnings ($8,000.00 for Putnam Allstate Advisor; $8,560.00 for
Putnam Allstate Advisor Apex).

                      ALLSTATE LIFE INSURANCE COMPANY
            ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

              SUPPLEMENT, DATED _______________, 2001, TO THE
         STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 2, 2000
             FOR THE: PUTNAM ALLSTATE ADVISOR VARIABLE ANNUITY
               PUTNAM ALLSTATE ADVISOR APEX VARIABLE ANNUITY
               PUTNAM ALLSTATE ADVISOR PLUS VARIABLE ANNUITY
            PUTNAM ALLSTATE ADVISOR PREFERRED VARIABLE ANNUITY


This supplement amends certain disclosure contained in the above-referenced Statement of Additional Information ("SAI") for the Putnam Allstate Advisor, Putnam Allstate Advisor Apex, Putnam Allstate Advisor Plus, and Putnam Allstate Advisor Preferred Variable Annuity Contracts (collectively, the "Contracts") offered by Allstate Life Insurance Company ("Allstate"), to add the Earnings Protection Death Benefit Option to the Contracts and to add the Free Withdrawal Amount provision to the Putnam Allstate Advisor Preferred Contract.

Page 4: Delete the parenthetical after the first sentence of the second paragraph under the heading "Standardized Total Returns" and insert the following:

(The Free Withdrawal Amount is not applicable with the Putnam Allstate Advisor Apex Contract.)

Page 4: Delete the last sentence of the fifth paragraph under the heading "Standardized Total Returns" and insert the following:

Contracts with the Earnings Protection Death Benefit Option were first offered to the public on _____________, 2001. Accordingly, performance shown for periods prior to those dates reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts as if they had been available throughout the periods shown.

Page 5: Delete the last sentence of the fifth paragraph under the heading "Non-Standardized Total Returns" and insert the following:

Contracts with the Earnings Protection Death Benefit Option were first offered to the public on _____________, 2001. Accordingly, performance shown for periods prior to those dates reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts as if they had been available throughout the periods shown.

Page 5: Insert the following at the end of the second paragraph under the heading "Adjusted Historical Total Returns":

Where returns included in the following tables give effect to the Earnings Protection Death Benefit Option, the performance figures have been adjusted to reflect the current charge for the feature as if that feature had been available throughout the periods shown.

Page 11: Replace the two paragraphs under the heading "Experts" with the following:

The consolidated financial statements of Allstate as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and related financial statement schedules that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2000 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

Page 11: Replace the first sentence under the heading "Financial Statements" with the following:

The financial statements of the Variable Account as of December 31, 2000 and for the periods in the two years then ended, the financial statements and related financial statement schedule of Allstate as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the accompanying Independent Auditors' Reports appear in the pages that follow.

Appendix A:

Delete the second bullet in the first paragraph under the heading "Putnam Allstate Advisor Contract" and insert the following:

-        1.40% with the Enhanced Beneficiary Protection Option, or

- 1.45% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 65 or younger on the Rider Application Date), or

- 1.60% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date), or

- 1.60% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 65 or younger on the Rider Application Date) and the Enhanced Beneficiary Protection Option.

- 1.75% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date) and the Enhanced Beneficiary Protection Option.

Appendix B:

Delete the second bullet in the first paragraph under the heading "Putnam Allstate Advisor Apex Contract" and insert the following:

-        0.95% with the Enhanced Beneficiary Protection Option, or

- 1.00% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 65 or younger on the Rider Application Date), or

- 1.15% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date), or

- 1.15% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 65 or younger on the Rider Application Date) and the Enhanced Beneficiary Protection Option.

- 1.30% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date) and the Enhanced Beneficiary Protection Option.

Appendix C:

Delete the second bullet in the first paragraph under the heading "Putnam Allstate Advisor Plus Contract" and insert the following:

-        1.75% with the Enhanced Beneficiary Protection Option, or

- 1.80% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 65 or younger on the Rider Application Date), or

- 1.95% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date), or

- 1.95% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 65 or younger on the Rider Application Date) and the Enhanced Beneficiary Protection Option.

- 2.10% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date) and the Enhanced Beneficiary Protection Option.

Appendix D:

Delete the second bullet in the first paragraph under the heading "Putnam Allstate Advisor Preferred Contract" and insert the following:

-        1.80% with the Enhanced Beneficiary Protection Option, or

- 1.85% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 65 or younger on the Rider Application Date), or

- 2.00% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date), or

- 2.00% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 65 or younger on the Rider Application Date) and the Enhanced Beneficiary Protection Option.

- 2.15% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date) and the Enhanced Beneficiary Protection Option.

Appendices A, B, C and D:

For each Appendix, replace the parenthetical describing the first performance table under the heading "Standardized Total Returns" with the following:

(Without the Earnings Protection Death Benefit Option, the Enhanced Beneficiary Protection Option or Retirement Income Guarantee Rider)

For each Appendix, add the following tables to the performance tables under the heading "Standardized Total Returns":

(With the Earnings Protection Death Benefit Option, assuming age of oldest Owner and Annuitant is 65 or younger on the Rider Application Date)

Variable Sub-Account                                                             Since Inception of Sub-Account
Putnam American Government Income                                                                %
Putnam Asia Pacific Growth                                                                       %
Putnam Capital Appreciation                                                                      %
Putnam Diversified Income                                                                        %
The George Putnam Fund                                                                           %
Putnam Global Asset Allocation                                                                   %
Putnam Global Growth                                                                             %
Putnam Growth and Income                                                                         %
Putnam Growth Opportunities                                                                      %
Putnam Health Sciences                                                                           %
Putnam High Yield                                                                                %
Putnam Income                                                                                    %
Putnam International Growth                                                                      %
Putnam International Growth and Income                                                           %
Putnam International New Opportunities                                                           %
Putnam Investors                                                                                 %
Putnam Money Market                                                                              %
Putnam New Opportunities                                                                         %

Putnam New Value                                                                                 %
Putnam OTC & Emerging Growth                                                                     %
Putnam Research                                                                                  %
Putnam Small Cap Value                                                                           %
Putnam Technology                                                                                %
Putnam Utilities Growth and Income                                                               %
Putnam Vista                                                                                     %
Putnam Voyager                                                                                   %
Putnam Voyager II                                                                                %

(With the Earnings Protection Death Benefit Option, assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date)

Variable Sub-Account                                                             Since Inception of Sub-Account
Putnam American Government Income                                                                %
Putnam Asia Pacific Growth                                                                       %
Putnam Capital Appreciation                                                                      %
Putnam Diversified Income                                                                        %
The George Putnam Fund                                                                           %
Putnam Global Asset Allocation                                                                   %
Putnam Global Growth                                                                             %
Putnam Growth and Income                                                                         %
Putnam Growth Opportunities                                                                      %
Putnam Health Sciences                                                                           %
Putnam High Yield                                                                                %
Putnam Income                                                                                    %
Putnam International Growth                                                                      %
Putnam International Growth and Income                                                           %
Putnam International New Opportunities                                                           %
Putnam Investors                                                                                 %
Putnam Money Market                                                                              %
Putnam New Opportunities                                                                         %
Putnam New Value                                                                                 %
Putnam OTC & Emerging Growth                                                                     %
Putnam Research                                                                                  %
Putnam Small Cap Value                                                                           %
Putnam Technology                                                                                %
Putnam Utilities Growth and Income                                                               %
Putnam Vista                                                                                     %
Putnam Voyager                                                                                   %
Putnam Voyager II                                                                                %

(With the Earnings Protection Death Benefit Option [assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date] and Enhanced Beneficiary Protection Option)

Variable Sub-Account                                                             Since Inception of Sub-Account
Putnam American Government Income                                                                %
Putnam Asia Pacific Growth                                                                       %
Putnam Capital Appreciation                                                                      %
Putnam Diversified Income                                                                        %
The George Putnam Fund                                                                           %
Putnam Global Asset Allocation                                                                   %
Putnam Global Growth                                                                             %
Putnam Growth and Income                                                                         %
Putnam Growth Opportunities                                                                      %
Putnam Health Sciences                                                                           %
Putnam High Yield                                                                                %
Putnam Income                                                                                    %
Putnam International Growth                                                                      %
Putnam International Growth and Income                                                           %
Putnam International New Opportunities                                                           %
Putnam Investors                                                                                 %
Putnam Money Market                                                                              %

Putnam New Opportunities                                                                         %
Putnam New Value                                                                                 %
Putnam OTC & Emerging Growth                                                                     %
Putnam Research                                                                                  %
Putnam Small Cap Value                                                                           %
Putnam Technology                                                                                %
Putnam Utilities Growth and Income                                                               %
Putnam Vista                                                                                     %
Putnam Voyager                                                                                   %
Putnam Voyager II                                                                                %

(With the Earnings Protection Death Benefit Option [assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date] and Retirement Income Guarantee Rider 2)

Variable Sub-Account                                                             Since Inception of Sub-Account
Putnam American Government Income                                                                %
Putnam Asia Pacific Growth                                                                       %
Putnam Capital Appreciation                                                                      %
Putnam Diversified Income                                                                        %
The George Putnam Fund                                                                           %
Putnam Global Asset Allocation                                                                   %
Putnam Global Growth                                                                             %
Putnam Growth and Income                                                                         %
Putnam Growth Opportunities                                                                      %
Putnam Health Sciences                                                                           %
Putnam High Yield                                                                                %
Putnam Income                                                                                    %
Putnam International Growth                                                                      %
Putnam International Growth and Income                                                           %
Putnam International New Opportunities                                                           %
Putnam Investors                                                                                 %
Putnam Money Market                                                                              %
Putnam New Opportunities                                                                         %
Putnam New Value                                                                                 %
Putnam OTC & Emerging Growth                                                                     %
Putnam Research                                                                                  %
Putnam Small Cap Value                                                                           %
Putnam Technology                                                                                %
Putnam Utilities Growth and Income                                                               %
Putnam Vista                                                                                     %
Putnam Voyager                                                                                   %
Putnam Voyager II                                                                                %

(With the Earnings Protection Death Benefit Option
[assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date], Enhanced Beneficiary Protection Option and Retirement Income Guarantee Rider 2)

Variable Sub-Account                                                             Since Inception of Sub-Account
Putnam American Government Income                                                                %
Putnam Asia Pacific Growth                                                                       %
Putnam Capital Appreciation                                                                      %
Putnam Diversified Income                                                                        %
The George Putnam Fund                                                                           %
Putnam Global Asset Allocation                                                                   %
Putnam Global Growth                                                                             %
Putnam Growth and Income                                                                         %
Putnam Growth Opportunities                                                                      %
Putnam Health Sciences                                                                           %
Putnam High Yield                                                                                %
Putnam Income                                                                                    %
Putnam International Growth                                                                      %
Putnam International Growth and Income                                                           %
Putnam International New Opportunities                                                           %

Putnam Investors                                                                                 %
Putnam Money Market                                                                              %
Putnam New Opportunities                                                                         %
Putnam New Value                                                                                 %
Putnam OTC & Emerging Growth                                                                     %
Putnam Research                                                                                  %
Putnam Small Cap Value                                                                           %
Putnam Technology                                                                                %
Putnam Utilities Growth and Income                                                               %
Putnam Vista                                                                                     %
Putnam Voyager                                                                                   %
Putnam Voyager II                                                                                %

For each Appendix, replace the parenthetical describing the first performance table under the heading "Non-Standardized Total Returns" with the following:

(Without the Earnings Protection Death Benefit Option, the Enhanced Beneficiary Protection Option or Retirement Income Guarantee Rider)

For each Appendix, add the following tables to the performance tables under the heading "Non-Standardized Total Returns":

(With the Earnings Protection Death Benefit Option, assuming age of oldest Owner and Annuitant is 65 or younger on the Rider Application Date)

Variable Sub-Account                                                             Since Inception of Sub-Account
Putnam American Government Income                                                                %
Putnam Asia Pacific Growth                                                                       %
Putnam Capital Appreciation                                                                      %
Putnam Diversified Income                                                                        %
The George Putnam Fund                                                                           %
Putnam Global Asset Allocation                                                                   %
Putnam Global Growth                                                                             %
Putnam Growth and Income                                                                         %
Putnam Growth Opportunities                                                                      %
Putnam Health Sciences                                                                           %
Putnam High Yield                                                                                %
Putnam Income                                                                                    %
Putnam International Growth                                                                      %
Putnam International Growth and Income                                                           %
Putnam International New Opportunities                                                           %
Putnam Investors                                                                                 %
Putnam Money Market                                                                              %
Putnam New Opportunities                                                                         %
Putnam New Value                                                                                 %
Putnam OTC & Emerging Growth                                                                     %
Putnam Research                                                                                  %
Putnam Small Cap Value                                                                           %
Putnam Technology                                                                                %
Putnam Utilities Growth and Income                                                               %
Putnam Vista                                                                                     %
Putnam Voyager                                                                                   %
Putnam Voyager II                                                                                %

(With the Earnings Protection Death Benefit Option, assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date)

Variable Sub-Account                                                             Since Inception of Sub-Account
Putnam American Government Income                                                                %

Putnam Asia Pacific Growth                                                                       %
Putnam Capital Appreciation                                                                      %
Putnam Diversified Income                                                                        %
The George Putnam Fund                                                                           %
Putnam Global Asset Allocation                                                                   %
Putnam Global Growth                                                                             %
Putnam Growth and Income                                                                         %
Putnam Growth Opportunities                                                                      %
Putnam Health Sciences                                                                           %
Putnam High Yield                                                                                %
Putnam Income                                                                                    %
Putnam International Growth                                                                      %
Putnam International Growth and Income                                                           %
Putnam International New Opportunities                                                           %
Putnam Investors                                                                                 %
Putnam Money Market                                                                              %
Putnam New Opportunities                                                                         %
Putnam New Value                                                                                 %
Putnam OTC & Emerging Growth                                                                     %
Putnam Research                                                                                  %
Putnam Small Cap Value                                                                           %
Putnam Technology                                                                                %
Putnam Utilities Growth and Income                                                               %
Putnam Vista                                                                                     %
Putnam Voyager                                                                                   %
Putnam Voyager II                                                                                %

(With the Earnings Protection Death Benefit Option
[assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date] and Enhanced Beneficiary Protection Option)

Variable Sub-Account                                                             Since Inception of Sub-Account
Putnam American Government Income                                                                %
Putnam Asia Pacific Growth                                                                       %
Putnam Capital Appreciation                                                                      %
Putnam Diversified Income                                                                        %
The George Putnam Fund                                                                           %
Putnam Global Asset Allocation                                                                   %
Putnam Global Growth                                                                             %
Putnam Growth and Income                                                                         %
Putnam Growth Opportunities                                                                      %
Putnam Health Sciences                                                                           %
Putnam High Yield                                                                                %
Putnam Income                                                                                    %
Putnam International Growth                                                                      %
Putnam International Growth and Income                                                           %
Putnam International New Opportunities                                                           %
Putnam Investors                                                                                 %
Putnam Money Market                                                                              %
Putnam New Opportunities                                                                         %
Putnam New Value                                                                                 %
Putnam OTC & Emerging Growth                                                                     %
Putnam Research                                                                                  %
Putnam Small Cap Value                                                                           %
Putnam Technology                                                                                %
Putnam Utilities Growth and Income                                                               %
Putnam Vista                                                                                     %
Putnam Voyager                                                                                   %
Putnam Voyager II                                                                                %


For each Appendix, replace the parenthetical describing the first performance table under the heading "Adjusted Historical Total Returns" with the following:

(Without the Earnings Protection Death Benefit Option, the Enhanced Beneficiary Protection Option or Retirement Income Guarantee Rider)

For each Appendix, add the following tables to the performance tables under the heading "Adjusted Historical Total Returns":

(With the Earnings Protection Death Benefit Option, assuming age of oldest Owner and Annuitant is 65 or younger on the Rider Application Date)*

Variable Sub-Account                            One Year       Five Years        10 Years or
                                                                                 Since Fund Inception **
Putnam American Government Income                   %              %                 %
Putnam Asia Pacific Growth                          %              %                 %
Putnam Capital Appreciation                         %              %                 %
Putnam Diversified Income                           %              %                 %
The George Putnam Fund                              %              %                 %
Putnam Global Asset Allocation                      %              %                 %
Putnam Global Growth                                %              %                 %
Putnam Growth and Income                            %              %                 %
Putnam Growth Opportunities                         %              %                 %
Putnam Health Sciences                              %              %                 %
Putnam High Yield                                   %              %                 %
Putnam Income                                       %              %                 %
Putnam International Growth                         %              %                 %
Putnam International Growth and Income              %              %                 %
Putnam International New Opportunities              %              %                 %
Putnam Investors                                    %              %                 %
Putnam Money Market                                 %              %                 %
Putnam New Opportunities                            %              %                 %
Putnam New Value                                    %              %                 %
Putnam OTC & Emerging Growth                        %              %                 %
Putnam Research                                     %              %                 %
Putnam Small Cap Value                              %              %                 %
Putnam Technology                                   %              %                 %
Putnam Utilities Growth and Income                  %              %                 %
Putnam Vista                                        %              %                 %
Putnam Voyager                                      %              %                 %
Putnam Voyager II                                   %              %                 %

* Performance figures have been adjusted to reflect the current charge for the Earnings Protection Death Benefit Option as if that feature had been available throughout the periods shown.

** The inception dates for the Funds appear in the first footnote to the preceding table. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares). The inception dates for the Funds (Class IA shares) are shown on the first note to the first table above.

(With the Earnings Protection Death Benefit Option, assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date)*

Variable Sub-Account                                                             Since Inception of Sub-Account
Putnam American Government Income                                                                %
Putnam Asia Pacific Growth                                                                       %
Putnam Capital Appreciation                                                                      %
Putnam Diversified Income                                                                        %
The George Putnam Fund                                                                           %
Putnam Global Asset Allocation                                                                   %

Putnam Global Growth                                                                             %
Putnam Growth and Income                                                                         %
Putnam Growth Opportunities                                                                      %
Putnam Health Sciences                                                                           %
Putnam High Yield                                                                                %
Putnam Income                                                                                    %
Putnam International Growth                                                                      %
Putnam International Growth and Income                                                           %
Putnam International New Opportunities                                                           %
Putnam Investors                                                                                 %
Putnam Money Market                                                                              %
Putnam New Opportunities                                                                         %
Putnam New Value                                                                                 %
Putnam OTC & Emerging Growth                                                                     %
Putnam Research                                                                                  %
Putnam Small Cap Value                                                                           %
Putnam Technology                                                                                %
Putnam Utilities Growth and Income                                                               %
Putnam Vista                                                                                     %
Putnam Voyager                                                                                   %
Putnam Voyager II                                                                                %

(With the Earnings Protection Death Benefit Option
[assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date] and Enhanced Beneficiary Protection Option)*

Variable Sub-Account                            One Year       Five Years        10 Years or
                                                                                 Since Fund Inception **
Putnam American Government Income                   %              %                 %
Putnam Asia Pacific Growth                          %              %                 %
Putnam Capital Appreciation                         %              %                 %
Putnam Diversified Income                           %              %                 %
The George Putnam Fund                              %              %                 %
Putnam Global Asset Allocation                      %              %                 %
Putnam Global Growth                                %              %                 %
Putnam Growth and Income                            %              %                 %
Putnam Growth Opportunities                         %              %                 %
Putnam Health Sciences                              %              %                 %
Putnam High Yield                                   %              %                 %
Putnam Income                                       %              %                 %
Putnam International Growth                         %              %                 %
Putnam International Growth and Income              %              %                 %
Putnam International New Opportunities              %              %                 %
Putnam Investors                                    %              %                 %
Putnam Money Market                                 %              %                 %
Putnam New Opportunities                            %              %                 %
Putnam New Value                                    %              %                 %
Putnam OTC & Emerging Growth                        %              %                 %
Putnam Research                                     %              %                 %
Putnam Small Cap Value                              %              %                 %
Putnam Technology                                   %              %                 %
Putnam Utilities Growth and Income                  %              %                 %
Putnam Vista                                        %              %                 %
Putnam Voyager                                      %              %                 %
Putnam Voyager II                                   %              %                 %

* Performance figures have been adjusted to reflect the current charge for the Earnings Protection Death Benefit Option and Enhanced Beneficiary Protection Option as if those features had been available throughout the periods shown.

** The inception dates for the Funds appear in the first footnote to the preceding table. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares). The inception dates for the Funds (Class IA shares) are shown on the first note to the first table above.

(With the Earnings Protection Death Benefit Option
[assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date] and Retirement Income Guarantee Rider 2)*

Variable Sub-Account                            One Year       Five Years        10 Years or
                                                                                 Since Fund Inception **
Putnam American Government Income                   %              %                 %
Putnam Asia Pacific Growth                          %              %                 %
Putnam Capital Appreciation                         %              %                 %
Putnam Diversified Income                           %              %                 %
The George Putnam Fund                              %              %                 %
Putnam Global Asset Allocation                      %              %                 %
Putnam Global Growth                                %              %                 %
Putnam Growth and Income                            %              %                 %
Putnam Growth Opportunities                         %              %                 %
Putnam Health Sciences                              %              %                 %
Putnam High Yield                                   %              %                 %
Putnam Income                                       %              %                 %
Putnam International Growth                         %              %                 %
Putnam International Growth and Income              %              %                 %
Putnam International New Opportunities              %              %                 %
Putnam Investors                                    %              %                 %
Putnam Money Market                                 %              %                 %
Putnam New Opportunities                            %              %                 %
Putnam New Value                                    %              %                 %
Putnam OTC & Emerging Growth                        %              %                 %
Putnam Research                                     %              %                 %
Putnam Small Cap Value                              %              %                 %
Putnam Technology                                   %              %                 %
Putnam Utilities Growth and Income                  %              %                 %
Putnam Vista                                        %              %                 %
Putnam Voyager                                      %              %                 %
Putnam Voyager II                                   %              %                 %

* Performance figures have been adjusted to reflect the current charge for the Earnings Protection Death Benefit Option and Retirement Income Guarantee Rider 2 as if those features had been available throughout the periods shown.

** The inception dates for the Funds appear in the first footnote to the preceding table. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares). The inception dates for the Funds (Class IA shares) are shown on the first note to the first table above.

(With the Earnings Protection Death Benefit Option
[assuming age of oldest Owner and Annuitant is between 66 and 75 on the Rider Application Date], Enhanced Beneficiary Protection Option and Retirement Income Guarantee Rider 2)*

Variable Sub-Account                            One Year       Five Years        10 Years or
                                                                                 Since Fund Inception **
Putnam American Government Income                   %              %                 %
Putnam Asia Pacific Growth                          %              %                 %
Putnam Capital Appreciation                         %              %                 %
Putnam Diversified Income                           %              %                 %
The George Putnam Fund                              %              %                 %
Putnam Global Asset Allocation                      %              %                 %
Putnam Global Growth                                %              %                 %
Putnam Growth and Income                            %              %                 %
Putnam Growth Opportunities                         %              %                 %
Putnam Health Sciences                              %              %                 %
Putnam High Yield                                   %              %                 %
Putnam Income                                       %              %                 %

Putnam International Growth                         %              %                 %
Putnam International Growth and Income              %              %                 %
Putnam International New Opportunities              %              %                 %
Putnam Investors                                    %              %                 %
Putnam Money Market                                 %              %                 %
Putnam New Opportunities                            %              %                 %
Putnam New Value                                    %              %                 %
Putnam OTC & Emerging Growth                        %              %                 %
Putnam Research                                     %              %                 %
Putnam Small Cap Value                              %              %                 %
Putnam Technology                                   %              %                 %
Putnam Utilities Growth and Income                  %              %                 %
Putnam Vista                                        %              %                 %
Putnam Voyager                                      %              %                 %
Putnam Voyager II                                   %              %                 %

* Performance figures have been adjusted to reflect the current charge for the Earnings Protection Death Benefit Option, Enhanced Beneficiary Protection Option and Retirement Income Guarantee Rider 2 as if those features had been available throughout the periods shown.

** The inception dates for the Funds appear in the first footnote to the preceding table. For periods prior to the inception dates of the Funds (Class IB shares), the performance shown is based on the historical performance of the Funds (Class IA shares), adjusted to reflect the current expenses of the Funds (Class IB shares). The inception dates for the Funds (Class IA shares) are shown on the first note to the first table above.

PART C

                                OTHER INFORMATION

Part C is hereby amended to include the following exhibits:

Item 24(b) Exhibits:

(4)(c) Form of Earnings Protection Death Benefit Rider ("Putnam Allstate Advisor Contract")

(4)(d) Form of Earnings Protection Death Benefit Rider ("Putnam Allstate Advisor Apex Contract")

(9)(f) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company

(10)(a) Consent of Independent Auditors*

(10)(b)  Consent of Freedman, Levy, Kroll & Simonds*

(13) Performance Data Calculations*

(99)(c) Powers of Attorney for John L. Carl, Richard I. Cohen, Margaret G. Dyer, Edward M. Liddy, J. Kevin McCarthy, Robert W. Pike and Steven C. Verney

* To be filed by subsequent amendment.



                                   Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant, Allstate Life Insurance Company Separate Account A, has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Northfield, State of Illinois, on the 31st day of January, 2001.

               Allstate Life Insurance Company Separate Account A
                                  (Registrant)

                       By: Allstate Life Insurance Company
                                   (Depositor)

                                    By: /s/Michael J. Velotta
                                    --------------------------------
                                           Michael J. Velotta
                                           Senior Vice President, Secretary and
                                            General Counsel


As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 31st day of January, 2001.


*/THOMAS J. WILSON, II                  President and Director
Thomas J. Wilson, II                    (Principal Executive Officer)

/s/MICHAEL J. VELOTTA                   Senior Vice President, Secretary,
Michael J. Velotta                      General Counsel and Director

*/KEVIN R. SLAWIN                       Senior Vice President and Director
Kevin R. Slawin                         (Principal Financial Officer)

*/CASEY J. SYLLA                        Chief Investment Officer and Director
Casey J. Sylla

*/SAMUEL H. PILCH                       Vice President and Controller
Samuel H. Pilch                         (Principal Accounting Officer)

**/JOHN L. CARL                         Director
John L. Carl

**/RICHARD I. COHEN                     Director
Richard I. Cohen

**/MARGARET G. DYER                     Senior Vice President and Director
Margaret G. Dyer

*/MARLA G. FRIEDMAN                     Senior Vice President and Director
Marla G. Friedman

**/EDWARD M. LIDDY                      Director
Edward M. Liddy

*/JOHN C. LOUNDS                        Senior Vice President and Director
John C. Lounds

**/J. KEVIN MCCARTHY                    Senior Vice President and Director
J. Kevin McCarthy

**/ROBERT W. PIKE                       Director
Robert W. Pike

**/STEVEN C. VERNEY                     Vice President and Director
Steven C. Verney

*/ By Michael J. Velotta, pursuant to Powers of Attorney previously filed. **/ By Michael J. Velotta, pursuant to Powers of Attorney filed herewith.

Exhibit Index

(4)(c) Form of Earnings Protection Death Benefit Rider ("Putnam Allstate Advisor Contract")

(4)(d) Form of Earnings Protection Death Benefit Rider ("Putnam Allstate Advisor Apex Contract")

(9)(f) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company

(99)(c) Powers of Attorney for John L. Carl, Richard I. Cohen, Margaret G. Dyer, Edward M. Liddy, J. Kevin McCarthy, Robert W. Pike and Steven C. Verney